SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Dole evaluated subsequent events through November 16, 2023, the date that Dole’s unaudited condensed consolidated financial statements were issued.On October 5, 2023, a cash dividend was paid to shareholders of record on September 14, 2023. On November 15, 2023, the Board of Directors of Dole plc declared a cash dividend for the third quarter of 2023 of $0.08 per share, payable on January 4, 2024, to shareholders of record on December 14, 2023.